RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Amounts receivable, related party transactions	$ 975	$ 1,002
Amounts payable, related party transactions	$ 48,262	$ 37,094